INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Balance at beginning of year	R$ 4,222,317	R$ 3,858,449	R$ 3,896,518
Equity in earnings	95,622	464,467	827,606
Cumulative Translation Adjustment	22,101	130,946	176,214
Capital increase	91,436	184,947	524,185
Acquisition of company control	25,846
Disposal in acquisition of company control	(277,521)
Additional share purchase		7,000
Conversion of intercompany loan into equity interest			141,070
Negative goodwill in acquisition of equity interest			11,195
Presentation as Assets held for sale			(1,210,041)
Shares repurchase			(47,006)
Dividends/Interest on equity	(235,327)	(414,653)	(461,292)
Other transactions		(8,839)
Balance at end of year	R$ 3,944,474	R$ 4,222,317	R$ 3,858,449